Vanguard® S&P 500 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (13.1%)
	Meta Platforms Inc. Class A	966,146	451,026
*	Alphabet Inc. Class A	2,587,952	446,422
*	Alphabet Inc. Class C	2,166,591	376,900
*	Netflix Inc.	190,047	121,938
	Electronic Arts Inc.	46,954	6,239
*	Live Nation Entertainment Inc.	62,261	5,836
*	Charter Communications Inc. Class A	19,946	5,727
*	Take-Two Interactive Software Inc.	34,876	5,593
			1,419,681
Consumer Discretionary (13.5%)
*	Amazon.com Inc.	4,014,189	708,264
*	Tesla Inc.	1,216,786	216,685
	Booking Holdings Inc.	15,325	57,873
	Home Depot Inc.	161,728	54,158
*	Chipotle Mexican Grill Inc. Class A	12,043	37,689
	McDonald's Corp.	140,168	36,288
	TJX Cos. Inc.	325,316	33,540
	Marriott International Inc. Class A	108,353	25,048
	Starbucks Corp.	293,414	23,538
	Hilton Worldwide Holdings Inc.	110,749	22,216
	NIKE Inc. Class B	229,875	21,850
	Ross Stores Inc.	147,879	20,668
	DR Horton Inc.	131,185	19,389
*	O'Reilly Automotive Inc.	18,946	18,250
*	Lululemon Athletica Inc.	50,438	15,736
*	Royal Caribbean Cruises Ltd.	103,654	15,308
*	AutoZone Inc.	5,241	14,517
*	Airbnb Inc. Class A	95,664	13,865
*	Deckers Outdoor Corp.	11,285	12,345
	PulteGroup Inc.	93,052	10,917
*	NVR Inc.	1,390	10,676
	Lennar Corp. Class A	60,864	9,760
	Yum! Brands Inc.	56,712	7,794
*	Expedia Group Inc.	57,347	6,472
	Garmin Ltd.	36,273	5,943
	Tractor Supply Co.	19,907	5,679
*	Ulta Beauty Inc.	14,051	5,551
*	Carnival Corp.	313,945	4,734
	Las Vegas Sands Corp.	98,796	4,449
	Darden Restaurants Inc.	27,247	4,098
	Wynn Resorts Ltd.	41,773	3,963
	Pool Corp.	9,685	3,521
*	MGM Resorts International	81,435	3,271
	Domino's Pizza Inc.	6,142	3,124
*	Norwegian Cruise Line Holdings Ltd.	186,690	3,099
*	Caesars Entertainment Inc.	54,933	1,953
	Ralph Lauren Corp. Class A	9,393	1,755
*	Etsy Inc.	23,215	1,473
			1,465,459
Consumer Staples (2.7%)
	Procter & Gamble Co.	402,987	66,308
	Costco Wholesale Corp.	81,834	66,277
	Coca-Cola Co.	666,335	41,932
	PepsiCo Inc.	217,290	37,569
	Philip Morris International Inc.	252,277	25,576
	Mondelez International Inc. Class A	248,479	17,028
	Colgate-Palmolive Co.	140,974	13,105
*	Monster Beverage Corp.	194,838	10,116
	Church & Dwight Co. Inc.	49,763	5,325
	Hershey Co.	24,947	4,935

		Shares	Market Value ($000)
	Lamb Weston Holdings Inc.	41,746	3,686
			291,857
Energy (1.5%)
	ConocoPhillips	356,871	41,568
	EOG Resources Inc.	169,036	21,053
	Hess Corp.	120,909	18,632
	Marathon Petroleum Corp.	88,923	15,705
	Diamondback Energy Inc.	78,562	15,654
	ONEOK Inc.	158,685	12,854
	Targa Resources Corp.	97,973	11,583
	Williams Cos. Inc.	208,312	8,647
	Coterra Energy Inc.	218,054	6,219
	APA Corp.	158,422	4,837
	Marathon Oil Corp.	136,325	3,948
			160,700
Financials (4.9%)
	Visa Inc. Class A	458,385	124,892
	Mastercard Inc. Class A	260,858	116,622
	American Express Co.	175,804	42,193
	Blackstone Inc.	227,457	27,409
	Progressive Corp.	128,488	27,134
	S&P Global Inc.	62,083	26,541
	Marsh & McLennan Cos. Inc.	112,399	23,332
*	Fiserv Inc.	137,064	20,527
*	Arch Capital Group Ltd.	163,026	16,731
	Moody's Corp.	32,455	12,884
	Aon plc Class A	44,859	12,634
	Arthur J Gallagher & Co.	48,518	12,291
	CME Group Inc.	56,883	11,546
	Ameriprise Financial Inc.	23,333	10,187
	MSCI Inc. Class A	19,806	9,808
*	Corpay Inc.	31,722	8,491
	Discover Financial Services	59,269	7,270
	Brown & Brown Inc.	80,833	7,235
	Cboe Global Markets Inc.	29,629	5,125
	FactSet Research Systems Inc.	7,888	3,189
			526,041
Health Care (7.2%)
	Eli Lilly & Co.	350,184	287,270
	UnitedHealth Group Inc.	154,342	76,456
	Merck & Co. Inc.	445,092	55,877
	AbbVie Inc.	286,868	46,255
*	Intuitive Surgical Inc.	102,118	41,064
	Thermo Fisher Scientific Inc.	64,467	36,616
*	Vertex Pharmaceuticals Inc.	72,427	32,979
	Stryker Corp.	95,046	32,419
*	Regeneron Pharmaceuticals Inc.	27,833	27,281
*	Boston Scientific Corp.	353,828	26,739
	Zoetis Inc. Class A	110,952	18,813
	HCA Healthcare Inc.	41,749	14,184
*	Dexcom Inc.	103,360	12,276
	West Pharmaceutical Services Inc.	32,496	10,770
*	IDEXX Laboratories Inc.	20,403	10,139
*	Edwards Lifesciences Corp.	98,479	8,557
*	IQVIA Holdings Inc.	30,432	6,667
	STERIS plc	24,274	5,410
*	Mettler-Toledo International Inc.	3,592	5,043
*	Molina Healthcare Inc.	15,025	4,727
*	Align Technology Inc.	17,198	4,423
	Cooper Cos. Inc.	36,691	3,460
*	Waters Corp.	9,597	2,965
*	Insulet Corp.	11,700	2,073
*	DaVita Inc.	13,061	1,922
			774,385
Industrials (6.1%)
*	Uber Technologies Inc.	903,669	58,341
	Caterpillar Inc.	129,667	43,895
	Eaton Corp. plc	108,713	36,185

		Shares	Market Value ($000)
	General Electric Co.	205,498	33,936
	TransDigm Group Inc.	24,415	32,795
	Union Pacific Corp.	120,489	28,052
	Parker-Hannifin Corp.	43,978	23,375
	Trane Technologies plc	68,963	22,583
*	Copart Inc.	383,825	20,366
	United Rentals Inc.	29,508	19,753
*	Boeing Co.	110,834	19,685
	Deere & Co.	52,191	19,559
	PACCAR Inc.	167,816	18,040
	Automatic Data Processing Inc.	70,409	17,245
	Waste Management Inc.	75,670	15,946
	CSX Corp.	434,179	14,653
	Cintas Corp.	20,794	14,098
	Old Dominion Freight Line Inc.	78,623	13,779
	WW Grainger Inc.	14,544	13,402
	Illinois Tool Works Inc.	54,985	13,348
	Ingersoll Rand Inc.	136,765	12,726
	Quanta Services Inc.	44,002	12,142
	Fortive Corp.	154,171	11,476
	Carrier Global Corp.	176,303	11,141
	Republic Services Inc. Class A	51,236	9,488
*	GE Vernova Inc.	51,322	9,027
	Verisk Analytics Inc. Class A	35,000	8,847
*	Axon Enterprise Inc.	30,975	8,725
*	Builders FirstSource Inc.	54,110	8,700
	Howmet Aerospace Inc.	99,608	8,432
	Fastenal Co.	125,582	8,286
	AMETEK Inc.	48,688	8,256
	Delta Air Lines Inc.	157,243	8,022
	Otis Worldwide Corp.	69,344	6,879
	Paychex Inc.	56,209	6,754
	Rockwell Automation Inc.	24,158	6,221
	Broadridge Financial Solutions Inc.	29,544	5,932
	Equifax Inc.	21,081	4,878
	Hubbell Inc. Class B	10,817	4,207
	Pentair plc	50,743	4,129
	Masco Corp.	52,028	3,638
	Expeditors International of Washington Inc.	23,711	2,867
	A O Smith Corp.	34,002	2,844
	Snap-on Inc.	10,390	2,835
*	Generac Holdings Inc.	16,505	2,430
	Rollins Inc.	53,001	2,422
*	Dayforce Inc.	37,674	1,863
	Allegion plc	14,586	1,777
	Paycom Software Inc.	9,037	1,313
			665,293
Information Technology (48.5%)
	Microsoft Corp.	3,263,042	1,354,587
	Apple Inc.	6,374,383	1,225,475
	NVIDIA Corp.	1,084,686	1,189,174
	Broadcom Inc.	193,251	256,744
*	Advanced Micro Devices Inc.	709,565	118,426
	Salesforce Inc.	425,094	99,659
*	Adobe Inc.	198,498	88,284
	Oracle Corp.	700,167	82,053
	Applied Materials Inc.	365,389	78,588
	Intuit Inc.	122,928	70,861
*	ServiceNow Inc.	90,021	59,137
	Lam Research Corp.	57,568	53,679
	QUALCOMM Inc.	254,838	52,000
	KLA Corp.	59,381	45,102
	Accenture plc Class A	148,682	41,971
*	Palo Alto Networks Inc.	138,462	40,834
*	Synopsys Inc.	66,983	37,564
*	Cadence Design Systems Inc.	119,473	34,206
*	Arista Networks Inc.	110,659	32,938
	Analog Devices Inc.	128,472	30,125
	Texas Instruments Inc.	147,747	28,812

		Shares	Market Value ($000)
	NXP Semiconductors NV	84,899	23,101
	Amphenol Corp. Class A	147,576	19,535
*	Super Micro Computer Inc.	22,129	17,360
*	Fortinet Inc.	280,026	16,611
	Monolithic Power Systems Inc.	21,097	15,520
	Motorola Solutions Inc.	42,287	15,431
*	Gartner Inc.	34,263	14,379
*	Fair Isaac Corp.	10,908	14,070
	Microchip Technology Inc.	140,138	13,626
	Roper Technologies Inc.	20,204	10,764
*	Autodesk Inc.	48,812	9,840
*	Tyler Technologies Inc.	18,480	8,877
	TE Connectivity Ltd.	52,839	7,910
*	ANSYS Inc.	21,764	6,909
*	ON Semiconductor Corp.	82,483	6,025
*	PTC Inc.	31,467	5,546
	CDW Corp.	24,674	5,518
	NetApp Inc.	33,443	4,027
	Jabil Inc.	30,161	3,586
	Seagate Technology Holdings plc	34,975	3,261
*	VeriSign Inc.	18,567	3,237
*	Akamai Technologies Inc.	31,109	2,869
*	Enphase Energy Inc.	22,021	2,816
*	EPAM Systems Inc.	10,144	1,805
			5,252,842
Materials (1.3%)
	Linde plc	110,727	48,224
	Freeport-McMoRan Inc.	314,895	16,604
	Sherwin-Williams Co.	51,683	15,701
	Ecolab Inc.	56,813	13,192
	Nucor Corp.	67,986	11,479
	Martin Marietta Materials Inc.	17,911	10,247
	Vulcan Materials Co.	37,343	9,551
	Celanese Corp. Class A	44,065	6,700
	Steel Dynamics Inc.	42,057	5,630
	CF Industries Holdings Inc.	45,313	3,613
			140,941
Real Estate (0.7%)
	American Tower Corp.	83,997	16,442
	Equinix Inc.	19,372	14,780
	Digital Realty Trust Inc.	58,082	8,442
	Simon Property Group Inc.	53,025	8,023
	Public Storage	29,229	8,004
*	CoStar Group Inc.	77,232	6,037
	Iron Mountain Inc.	65,335	5,272
	SBA Communications Corp. Class A	18,960	3,729
	Host Hotels & Resorts Inc.	185,752	3,332
			74,061
Utilities (0.3%)
	Vistra Corp.	147,615	14,626
	Constellation Energy Corp.	63,095	13,707
			28,333
Total Common Stocks (Cost $6,835,166)			10,799,593
Rights (0.0%)
*,1	ABIOMED Inc. CVR (Cost $—)	56	—

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $14,839)	5.397%	148,425	14,841
Total Investments (99.9%) (Cost $6,850,005)				10,814,434
Other Assets and Liabilities—Net (0.1%)				5,877
Net Assets (100%)				10,820,311
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2024	33	12,270	265
E-mini S&P 500 Index	June 2024	11	2,913	30
				295

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Deere & Co.	8/30/24	BANA	5,088	(5.327)	—	(229)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,799,593	—	—	10,799,593
Rights	—	—	—	—
Temporary Cash Investments	14,841	—	—	14,841
Total	10,814,434	—	—	10,814,434

Derivative Financial Instruments
Assets
Futures Contracts[1]	295	—	—	295
Liabilities
Swap Contracts	—	229	—	229
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.